Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair value measurement [Abstract]
Fair value measurement
32. Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure fair value, as shown below:

•        Level 1 - Quoted prices (unadjusted) in active markets for identical assets and liabilities.

•        Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

•        Level 3 - Inputs for the assets and liabilities that are not based on observable market data (that is, unobservable inputs).

The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to its fair value. Regarding financial assets, they are comprised by accounts receivable from credit/debit card issuers and acquirers originated from transactions through PagSeguro Group payment platform comprised of transactions approved by large financial institutions in the normal course of business. The financial investments are represented by government bonds with quoted prices in an active market and recognized in the balance sheet based on its fair value.

Financial liabilities are mostly represented by deposits and short-term payables to merchants which are paid in accordance with the contract set out with the merchant and other short-term payables to service providers in the normal course of business and, as such, also approximate from their fair values. There were no transfers between Levels 1, 2 and 3 in 2025.

The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2025:

	December 31, 2025
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	—	1,857,507	—
Financial investments	195,565	394,403	—
Compulsory reserve	4,271,581	—	—
Accounts receivable	—	56,061,414	—
Derivatives financial instruments	—	4,206,368	—
Credit portfolio	—	4,924	—
Other receivables	—	365,465	—
Judicial deposits	—	116,220	—
Receivables from related parties	—	25,902	—
Financial liabilities
Payables to third parties	—	10,893,747	—
Checking Accounts	—	12,243,699	—
Obligations to FIDC quota holders	—	1,171,463	—
Trade payables	—	606,743	—
Payables to related parties	—	780,398	—
Dividends to be paid	—	184,686	—
Banking Issuances	—	28,427,994	—
Borrowings	—	2,436,846	—
Derivative Financial Instruments	—	123,951	—
Deferred revenue	—	109,980	—
Other liabilities	—	106,693	—

	December 31, 2024
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	27,730	899,938	—
Financial investments	124,945	362,979	—
Compulsory reserve	4,761,404	—	—
Accounts receivable	—	56,650,480	—
Credit portfolio	—	3,152,793	—
Derivative financial instruments	—	58,470	—
Other receivables	—	284,367	—
Judicial deposits	—	79,591	—
Receivables from related parties	—	31,849	—
Financial liabilities
Payables to third parties	—	11,642,218	—
Checking accounts	—	12,030,573	—
Obligations to FIDC quota holders	—	1,151,384	—
Trade payables	—	663,229	—
Payables to related parties	—	1,131,246	—
Deposits	—	24,089,234	—
Derivative financial instruments	—	4,521,503	—
Borrowings	—	69,969	—
Deferred revenue	—	145,428	—
Other liabilities	—	198,734	—